OFI Global Asset Management, Inc.

225 Liberty Street, 11th Floor

New York, NY 10281-1008

May 29, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Oppenheimer Global Strategic Income Fund (the “Registrant”)
Reg. No. 033-28598; File No. 811-05724

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 53 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on May 27, 2015.

Sincerely,

/s/ Adrienne Ruffle

Adrienne Ruffle

Associate Counsel

212.323.5231

aruffle@ofiglobal.com

cc: K&L Gates LLP

Gloria LaFond

Edward Gizzi, Esq.